Revenue - Disaggregated Revenues and Cost to Obtain a Contract (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of revenues
Total revenues, gross									$ 1,880,845	$ 1,277,148	$ 974,783
Deferred revenues adjustment										400,656	391,102
Total revenues, net	$ 560,702	$ 442,117	$ 445,645	$ 428,430	$ 455,595	$ 284,360	$ 273,500	$ 240,592	1,876,894	1,254,047	974,345
Contract with Customer, Liability, Adjustments									(3,951)
Prepaid expenses
Disaggregation of revenues
Prepaid sales commissions	27,226				13,970				27,226	13,970
Noncurrent assets
Disaggregation of revenues
Prepaid sales commissions	$ 17,106				$ 14,102				17,106	14,102
Subscription revenues
Disaggregation of revenues
Total revenues, gross									1,034,356	877,659	805,518
Transaction revenues
Disaggregation of revenues
Total revenues, gross									393,247	287,560	169,265
Re-occurring Revenues
Disaggregation of revenues
Total revenues, gross									$ 453,242	111,929
Contract with Customer, Liability, Adjustments										$ (23,101)	$ (438)